SCHEDULES OF CREDIT RISK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Revenues	$ 6,443,357	$ 12,158,102	$ 12,543,556
Accounts receivable	445,500	1,624,809
Revenue from Contract with Customer Benchmark [Member] | Customer A [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues	$ 1,786,656	$ 5,654,248	$ 6,833,866
Risk percentage	27.50%	46.50%	54.50%
Revenue from Contract with Customer Benchmark [Member] | Customer B [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues	$ 888,595	$ 1,871,116	$ 1,588,156
Risk percentage	13.70%	15.40%	12.70%
Revenue from Contract with Customer Benchmark [Member] | Customer C [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues	$ 1,723,506	$ 1,586,681	$ 1,310,376
Risk percentage	26.50%	13.10%	10.50%
Revenue from Contract with Customer Benchmark [Member] | Customer D [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues	$ 1,332,746	$ 1,306,755
Risk percentage	20.50%	10.70%
Revenue from Contract with Customer Benchmark [Member] | Major Customers Aggregate Total [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues	$ 5,731,503	$ 10,418,800	$ 9,732,398
Risk percentage	88.20%	85.70%	77.70%
Accounts Receivable [Member] | Customer A [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Risk percentage	24.90%	69.50%
Accounts receivable	$ 110,963	$ 1,129,520
Accounts Receivable [Member] | Customer B [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Risk percentage	37.20%	19.20%
Accounts receivable	$ 165,600	$ 312,327
Accounts Receivable [Member] | Customer C [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Risk percentage	30.30%	11.30%
Accounts receivable	$ 135,074	$ 182,853
Accounts Receivable [Member] | Major Customers Aggregate Total [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Risk percentage	92.40%	100.00%
Accounts receivable	$ 41	$ 1,624,700